FARM BUREAU LIFE INSURANCE COMPANY

Farm Bureau Life Annuity Account
Supplement Dated January 21, 2004
to the
Prospectus For
Nonparticipating Variable Annuity Contract
(Dated May 1, 2003)


This Supplement updates certain information contained in your Prospectus. Please read it carefully and retain it for future reference.

The second Periodic Charges table under the heading, "FEE TABLES" on page 5 is amended as follows:

Periodic Charges                  Guaranteed
(optional benefit riders only)    Maximum Charge     Current Charge

Incremental Death Benefit Rider Charge (4)     0.30%              0.15% (5)
(as a percentage of Accumulated Value)

(4) We deduct the charge for the Incremental Death Benefit Rider on each Contract Anniversary.
(5) The current charge for issue ages 66-75 is 0.30%.

The first sentence under the heading, "SUMMARY OF
THE CONTRACT - Charges and Deductions - Incremental
Death Benefit Rider" on page 15 is amended to read as follows:

We currently apply a charge for the Incremental
Death Benefit Rider at an annual rate of 0.15% of Accumulated Value (0.30% of Accumulated Value for
Annuitants with an issue age of 66-75).

The fourth sentence in the first paragraph under the heading, "DESCRIPTION OF ANNUITY CONTRACT - Death
Benefit Before the Retirement Date - Incremental Death
Benefit Rider" on page 31 is amended to read as follows:

If you elect this rider, we will deduct 0.15% of your Contract's Accumulated Value on each Contract Anniversary
(0.30% of your Contract's Accumulated Value for
Annuitants with an issue age of 66-75) (see "CHARGES AND
DEDUCTIONS - Incremental Death Benefit Rider").

The second paragraph under the heading, "DESCRIPTION
OF ANNUITY CONTRACT - Death Benefit Before the Retirement
Date - Incremental Death Benefit Rider" on page 31 is amended to read as follows:

If the Annuitant's age on the Contract Date is less than 76, the Incremental Death Benefit Rider, on the date we receive
Due Proof of Death, will be equal to 40% of a) minus b), where:

a) is the Accumulated Value; and
b) is the sum of all premium payments less the sum of all partial withdrawal reductions (described above).

The first sentence under the heading, "CHARGES AND DEDUCTIONS -
Incremental Death Benefit Rider" on page 37 is amended to read as follows:

We currently apply a charge for the Incremental Death
Benefit Rider at an annual rate of 0.15% of Accumulated
Value (0.30% of Accumulated Value for Annuitants with an issue age of 66-75).